Label	Element	Value
Goodwill, Impaired, Accumulated Impairment Loss	us-gaap_GoodwillImpairedAccumulatedImpairmentLoss	$ 3,452,000,000
Goodwill, Gross	us-gaap_GoodwillGross	5,060,000,000
Caesars Growth Partners, LLC [Member]
Goodwill, Impaired, Accumulated Impairment Loss	us-gaap_GoodwillImpairedAccumulatedImpairmentLoss	960,000,000
Goodwill, Gross	us-gaap_GoodwillGross	1,166,000,000
Caesars Entertainment Resort Properties [Member]
Goodwill, Impaired, Accumulated Impairment Loss	us-gaap_GoodwillImpairedAccumulatedImpairmentLoss	2,492,000,000
Goodwill, Gross	us-gaap_GoodwillGross	3,894,000,000
Caesars Entertainment Operating Company [Member]
Goodwill, Impaired, Accumulated Impairment Loss	us-gaap_GoodwillImpairedAccumulatedImpairmentLoss	0
Goodwill, Gross	us-gaap_GoodwillGross	$ 0